ADVISORS PREFERRED TRUST

The Gold Bullion Strategy Fund – Investor Class Shares

Incorporated herein by reference is the definitive version of the prospectus for The Gold Bullion Strategy Fund – Investor Class Shares filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 5, 2014 (SEC Accession No. 0000910472-14-002004).